Stock-Based Compensation - Summary of Share Grant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2015
Weighted-Average Price
Granted (in dollars per share)			$ 20.50
Share Grant Plans [Member]
Share Grants
Outstanding, beginning (in shares)	2,151,578	2,616,351
Vested and issued (in shares)	(356,393)	(382,156)
Granted (in shares)	1,753	382,156
Forfeited (in shares)	(45,913)	(82,617)
Outstanding, ending (in shares)	1,751,025	2,151,578
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0	0
Granted (in dollars per share)	0
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50